August 11, 2008

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

    Re: AUL American Individual Variable Life Unit Trust of American United Life Insurance Company (R)

Dear Sir or Madam:

Attached for filing is a Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940, with exhibits, on Form N-6 for the AUL American Individual Variable Life Unit Trust (the "Separate Account") of American United Life Insurance Company(R)(File Number 811-8311). The attached relates to Flexible Premium Variable Adjustable Universal Life Policy to be funded by the Separate Account. The Separate Account is also used to fund the VULF ("Flexible Premium Adjustable Variable Life Insurance Policy")and VULS ("Modified Single Premium Variable Life Policy") that are described in separate registration statements on Form N-6 (Forms 333-32531 and 333-32553). The registration statement contained herein will require a unique file number.

No fees are required in connection with this filing. Please call me at (317) 285-1588 with any questions or comments regarding the attached, or any of the related filings.


Sincerely,


/s/ Richard M. Ellery
Richard M. Ellery
Associate General Counsel
American United Life Insurance Company(R)